Equity-Accounted Joint Ventures - RasGas 3 Joint Venture - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,244,264	$ 1,153,874
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%		30.00%	30.00%
Equity method investments	$ 92,655	57,277
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Equity method investments	$ 407,732	296,065
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Equity method investments	$ 124,592	102,477
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Equity method investments	$ 125,701	109,866
RasGas 3 Joint Venture | Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	60.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Equity method investments	$ 1,247,164	$ 1,157,974